Equity	3 Months Ended
Mar. 31, 2019
Equity [Abstract]
Equity

Note 10. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”) and performance stock units ("PSUs") were allocated as follows:

	Three Months Ended
	March 31,
	2019	2018
	U.S. $ in thousands
Cost of sales	$354	$387
Research and development, net	759	742
Selling, general and administrative	3,116	2,286
Total stock-based compensation expenses	$4,229	$3,415

A summary of the Company’s stock option activity for the three months ended March 31, 2019 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2019	2,551,743	$30.82
Exercised	(109,345)	20.32
Forfeited	(113,403)	25.81
Options outstanding as of March 31, 2019	2,328,995	$31.56
Options exercisable as of March 31, 2019	1,550,336	$36.93

During the three-month periods ended March 31, 2019 and 2018, the Company issued 109,345 shares and 17,402 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $2.2 million and $0.3 million for the three-month periods ended March 31, 2019 and 2018, respectively.

As of March 31, 2019, the unrecognized compensation cost of $7.8 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 1.8 years.

A summary of the Company’s RSUs and PSUs activity for the three months ended March 31, 2019 is as follows:

	Number of RSUs and	Weighted Average Grant
	PSUs	Date Fair Value
Unvested as of January 1, 2019	1,422,887	$20.17
Granted	1,511,632	26.65
Forfeited	(61,500)	21.73
Vested	(43,036)	21.06
Unvested as of March 31, 2019	2,829,983	$23.58

The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of March 31, 2019, the unrecognized compensation cost of $59.0 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 3.2 years.

b. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the three months ended March 31, 2019 and 2018, respectively:

	Three months ended March 31, 2019
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2019	$(627)	$(7,126)	$(7,753)
Other comprehensive income (loss) before reclassifications	1,011	(427)	584
Amounts reclassified from accumulated other comprehensive loss	(16)	-	(16)
Other comprehensive income (loss)	995	(427)	568
Balance as of March 31, 2019	$368	$(7,553)	$(7,185)

	Three months ended March 31, 2018
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	Hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2018	$330	$(7,353)	$(7,023)
Other comprehensive income (loss) before reclassifications	(90)	2,011	1,921
Amounts reclassified from accumulated other comprehensive loss	(235)	-	(235)
Other comprehensive income	(325)	2,011	1,686
Balance as of March 31, 2018	$5	$(5,342)	$(5,337)